INTANGIBLE ASSETS, NET	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of June 30, 2021	As of December 31, 2020

Computer software	$34,678	$35,801
Less: accumulated amortization	(30,029)	(29,975)
Total	$4,649	$5,826

Amortization expense for the three months ended June 30, 2021 and 2020 amounted to $496 and $482, respectively. Amortization expense for the six months ended June 30, 2021 and 2020 amounted to $1,006 and $482, respectively.

10. INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31, 2020	As of December 31, 2019

Computer software	$35,801	$-
Less: accumulated amortization	(29,975)	-
Total	$5,826	$-

Amortization expense for the years ended December 31, 2020 and 2019 amounted to $1,505 and $0 (unaudited), respectively. There was no amortization expense for the six months ended December 31, 2019.

Superior Living SDN. BHD. [Member] | March 31, 2020 [Member]
INTANGIBLE ASSETS, NET

7 – INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	March 31, 2020	December 31, 2019

Computer software	$33,012	$139,798
Less: accumulated amortization	(26,326)	(132,206)
Total	$6,686	$7,592

Amortization expense for the three months ended March 31, 2020 and 2019 amounted to $494 and $1,621, respectively.

Superior Living SDN. BHD. [Member] | December 31, 2019 [Member]
INTANGIBLE ASSETS, NET

7 - INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	December 31, 2019	December 31, 2018

Computer software	$139,798	$135,916
Less: accumulated depreciation and amortization	(132,206)	(124,889)
Total	$7,592	$11,027

Amortization expense for the years ended December 31, 2019 and 2018 amounted to $6,077 and $5,709, respectively.